NET LOSS PER COMMON SHARE - 10-K (Tables)	9 Months Ended
Sep. 30, 2023
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of Common Stock Equivalents Excluded From Diluted Net Loss Per Share Calculation
Common stock equivalents excluded from the diluted net loss per common share calculations are as follows:

	September 30,
	2023	2022
Stock options	318,014	89,472
Warrants	2,546,160	10,067
Restricted stock with repurchase rights	—	147,976
Stock subject to put right	—	7,816
Convertible promissory note	—	150,506
	2,864,174	405,837

Private GRI
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Schedule of Common Stock Equivalents Excluded From Diluted Net Loss Per Share Calculation
Potentially dilutive securities not included in the diluted net loss per common share calculations because their (i) effects were antidilutive or (ii) contingent conditions have not been satisfied are as follows for the periods presented:

	December 31,
	2022	2021
Stock options	2,392,375	2,392,375
Warrants	1,521,722	269,232
Restricted stock subject to contingent conditions	4,398,643	3,956,643
Stock subject to put right	—	209,000
Convertible promissory note(1)	—	3,307,692
	8,312,740	10,134,942
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(1)The conversion price for the $500 second additional advance from May 2021 is assumed to be $1.00 per share. The conversion price for all other convertible amounts is assumed to be $1.30 per share.